The credit-risk concentration analysis presented below is based on the economic activity sector in which the counterparty operates. (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Public sector	R$ 6,274,554	R$ 11,810,973
Public sector %	1.00%	2.30%
Oil, derivatives and aggregate activities	R$ 4,419,138	R$ 10,661,873
Oil, derivatives and aggregate activities %	0.70%	2.10%
Production and distribution of electricity	R$ 1,306,448	R$ 1,074,867
Production and distribution of electricity %	0.20%	0.20%
Other industries	R$ 548,968	R$ 74,233
[custom:LoansAndAdvancesToCustomersPercentageOtherIndustries-0]	0.10%
Private sector	R$ 607,559,053	R$ 501,405,790
Private sector %	99.00%	97.70%
Companies	R$ 287,216,857	R$ 244,976,110
Companies %	46.80%	47.70%
Real estate and construction activities	R$ 23,708,445	R$ 20,092,249
Real estate and construction activities %	3.90%	3.90%
Retail	R$ 42,151,968	R$ 36,498,461
Retail %	6.90%	7.10%
Services	R$ 49,027,498	R$ 30,108,475
Services %	8.00%	5.90%
Transportation and concession	R$ 26,937,082	R$ 23,662,184
Transportation and concession %	4.40%	4.60%
Automotive	R$ 12,660,961	R$ 15,625,309
Automotive %	2.10%	3.00%
Food products	R$ 17,426,747	R$ 13,378,255
Food products %	2.80%	2.60%
[custom:LoansAndAdvancesToCustomersPercentageWholesale1-0]	1.00%	2.30%
Wholesale	R$ 22,341,759	R$ 16,479,704
Wholesale %	3.60%	3.20%
Production and distribution of electricity	R$ 7,555,587	R$ 6,979,203
Production and distribution of electricity %	1.20%	1.40%
Siderurgy and metallurgy	R$ 9,398,330	R$ 10,036,586
Siderurgy and metallurgy %	1.50%	2.00%
Sugar and alcohol	R$ 7,213,887	R$ 6,878,558
Sugar and alcohol %	1.20%	1.30%
Other industries	R$ 68,794,593	R$ 65,237,126
Other industries %	11.20%	12.70%
Individuals	R$ 320,342,196	R$ 256,429,680
Individuals %	52.20%	50.00%
Total portfolio	R$ 613,833,607	R$ 513,216,763
Total portfolio %	100.00%	100.00%
Impairment of loans and advances	R$ (40,800,985)	R$ (39,579,405)
Total of net loans and advances to customers	R$ 573,032,622	R$ 473,637,358